Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Number of days in which payment is required	25 days
Contract with customer, asset, net	$ 1,093,900	$ 394,100
Total revenues from contracts with customers	6,804,020	2,650,299	$ 3,791,414
(Loss) gain on derivatives not designated as hedges	(3,775,042)	400,214	616,634
Total operating revenues	3,064,663	3,058,843	4,416,484
Natural gas sales
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	6,180,176	2,459,854	3,559,809
NGLs sales
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	531,510	169,871	197,985
Oil sales
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	92,334	20,574	33,620
Net marketing services and other
Disaggregation of Revenue [Line Items]
Net marketing services and other	$ 35,685	$ 8,330	$ 8,436